Short term investments, deposits and other assets - Summary of Deposits and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Short term:
Short term investments	$ 55,440	$ 59,847
Others	18,030	9,542
Sub-Total	38,650	27,360
Fair value of derivative instruments	525	2,566
Total	39,175	29,926
Long term:
Long term investments – restricted		7,459
Others	8,657	14,983
Sub-Total	54,063	110,726
Fair value of derivative instruments	11	4,778
Total	54,074	115,504
Deposits with Lessors [member]
Short term:
Deposits with lessors	11,963	15,535
Long term:
Deposits with lessors	35,374	73,569
Guarantee Deposits [member]
Short term:
Guarantee deposits	8,657	2,283
Long term:
Guarantee deposits	$ 10,032	$ 14,715